UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:   811-21729

BlackRock Global Opportunities Equity Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Global Opportunities Equity Trust
40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:   888-825-2257

Date of fiscal year end:      October 31, 2007
Date of reporting period:    January 31, 2007

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
JANUARY 31, 2007
BlackRock Global Opportunities Equity Trust (BOE)
(Percentage of Net Assets)

Shares		Description	Value

		LONG-TERM INVESTMENTS—93.6%
		Common Stocks—93.1%
		Australia—2.8%
400,000		Lion Nathan Ltd.	$2,585,339
104,200		Publishing & Broadcasting Ltd.	1,598,166
45,600		QBE Insurance Group Ltd.	1,241,504
804,900		SP AusNet	926,576
134,232		St. George Bank Ltd.	3,474,101

		Total Australia	9,825,686

		Brazil—1.6%
36,300		Cia Energetica de Minas Gerais (ADR)	1,750,386
115,150		Gerdau S.A. (ADR)	1,946,035
17,700		Petroleo Brasileiro S.A. (ADR)	1,739,556

		Total Brazil	5,435,977

		Canada—3.0%
70,000[1]		Barrick Gold Corp.	2,073,400
29,000		Canadian Imperial Bank of Commerce	2,485,996
35,400		Teck Cominco Ltd., Class B	2,609,877
67,400		TELUS Corp.	3,198,751

		Total Canada	10,368,024

		Channel Islands—0.4%
27,800		Eurocastle Investment Ltd.	1,485,565

		China—1.1%
39,800	[2]	China Communications Services Corp. Ltd.	25,335
1,432,200	[2]	Industrial & Commercial Bank of China	872,199
22,800		PetroChina Co. Ltd. (ADR)	2,811,924

		Total China	3,709,458

		Denmark—1.1%
80,600		Danske Bank A/S	3,712,832

		Finland—2.0%
91,900		Fortum Oyj	2,535,534
76,855		Wartsila Oyj, B Shares	4,420,685

		Total Finland	6,956,219

		France—3.1%
18,400	[2]	Alstom	2,256,547
66,600		AXA S.A.	2,824,311
14,400		Schneider Electric S.A.	1,747,174
21,327		Societe Generale	3,785,884

		Total France	10,613,916

		Germany—5.8%
23,900		Deutsche Bank AG	3,385,775
20,200		E.ON AG	2,751,641
87,900	[2]	Hannover Rueckversicherung AG	3,915,335
73,600		IVG Immobilien AG	3,343,841
25,700		K&S AG	2,797,041
22,500		Linde AG	2,423,208
13,400		Siemens AG	1,482,377

		Total Germany	20,099,218

		Greece—0.7%
68,100		Piraeus Bank S.A.	2,457,470

		Hong Kong—3.6%
318,500		ASM Pacific Technology	1,991,515
95,500		Esprit Holdings Ltd.	983,534
4,293,000		Guangdong Investment Ltd.	2,197,049
625,000		Hang Lung Properties Ltd.	1,888,915
88,400		Hong Kong Exchanges & Clearing Ltd.	1,140,097
263,000		Kerry Properties Ltd.	1,324,975
795,400		New World Development Co. Ltd.	2,001,475

BlackRock Global Opportunities Equity Trust (BOE) (continued)
(Percentage of Net Assets)

Shares		Description	Value

		Hong Kong—(cont’d)
2,000,000		Xinyi Glass Holding Co. Ltd.	$936,529

		Total Hong Kong	12,464,089

		Italy—4.6%
157,200		ACEA S.p.A.	2,843,876
811,400		AEM S.p.A.	2,625,316
145,500		Credito Emiliano S.p.A.	2,165,050
166,900		Enel S.p.A.	1,770,464
109,200		Eni S.p.A.	3,519,596
316,900		Unicredito Italiano S.p.A.	2,943,827

		Total Italy	15,868,129

		Japan—2.9%
39,000		Daito Trust Construction Co. Ltd.	1,872,953
409		Mizuho Financial Group, Inc.	2,959,514
150	[2]	Nippon Commercial Investment Corp. (REIT)	722,158
90,900		Nissan Motor Co. Ltd. (ADR)	2,271,591
203		Sumitomo Mitsui Financial Group, Inc.	2,074,587

		Total Japan	9,900,803

		Luxembourg—0.9%
10,300		GAGFAH S.A.	308,228
71,600		Oriflame Cosmetics S.A.	2,914,245

		Total Luxembourg	3,222,473

		Malaysia—0.9%
920,000		Maxis Communications Bhd	3,021,094

		Mexico—0.5%
406,000		Kimberly-Clark de Mexico S.A.B. de C.V.	1,749,062

		Netherlands—3.2%
70,000	[2]	ASML Holding N.V.	1,786,400
82,150		ING Groep N.V.	3,609,264
22,600		Rodamco Europe N.V.	3,062,818
75,400		SBM Offshore N.V.	2,665,213

		Total Netherlands	11,123,695

		Norway—1.8%
58,100		Orkla ASA	3,499,291
196,400		Storebrand ASA	2,660,267

		Total Norway	6,159,558

		Philippines—0.8%
50,900		Philippine Long Distance Telephone Co. (ADR)	2,678,358
2,534,100	[2]	PNOC Energy Development Corp.	251,337

		Total Philippines	2,929,695

		Singapore—1.4%
558,520		Singapore Telecommunications Ltd.	1,417,479
286,900		United Overseas Bank Ltd.	3,539,554

		Total Singapore	4,957,033

		South Africa—0.5%
326,000		Truworths Intl. Ltd.	1,556,244

		South Korea—1.1%
25,300		Hyundai Heavy Industries	3,656,288

		Spain—0.5%
63,600		Gestevision Telecinco S.A.	1,726,014

		Sweden—2.9%
129,423		Lindex AB	1,787,868
233,200		Nordea Bank AB	3,671,523
101,300		Skanska AB	2,117,062
43,100		Svenska Cellulosa AB	2,311,308

		Total Sweden	9,887,761

		Switzerland—2.6%
17,200		Alcon, Inc.	2,025,472
7,000		Nestle S.A.	2,572,067
13,000	[2]	Syngenta AG	2,406,128

BlackRock Global Opportunities Equity Trust (BOE) (continued)
(Percentage of Net Assets)

Shares		Description	Value

		Switzerland—(cont’d)
33,300		UBS AG	$2,093,291

		Total Switzerland	9,096,958

		Taiwan—0.8%
250,700		Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	2,735,137

		United Kingdom—14.3%
183,100	[2]	Arriva Plc	2,601,796
589,233		Brit Insurance Holdings Plc	3,721,733
195,900		Cattles Plc	1,689,173
588,200		Cobham Plc	2,394,852
294,000		De La Rue Plc	3,810,625
252,000		Debenhams Plc	824,881
200,000		Diageo Plc	3,903,503
202,500		Kelda Group Plc	3,724,067
742,100		Legal & General Group Plc	2,268,144
18,388		Marston’s Plc	154,852
163,900		Rexam Plc	1,737,463
26,100	[2]	Rio Tinto Plc	1,408,805
65,400		Royal Dutch Shell Plc (ADR)	4,463,550
144,428		Scottish & Southern Energy Plc	4,259,367
158,900		Smiths Group Plc	3,338,809
156,858		Tate & Lyle Plc	1,812,735
205,313		United Utilities Plc	3,089,676
65,600		Vodafone Group Plc (ADR)	1,927,984
67,000	[3]	Whitbread Plc	2,144,242

		Total United Kingdom	49,276,257

		United States—28.2%
27,700		A.G. Edwards, Inc.	1,834,017
32,000		Abbott Laboratories	1,696,000
23,400	[2]	Akamai Technologies, Inc.	1,314,612
198,206		Alaska Communications Systems Group, Inc.	3,203,009
27,150	[2]	Alexion Pharmaceuticals, Inc.	1,128,625
24,400		Alliance Bernstein Holdings LP	2,198,196
32,700	[1]	Alltel Corp.	2,004,183
37,600	[1]	Altria Group, Inc.	3,285,864
17,000	[2]	Amgen, Inc.	1,196,290
58,000	[1]	Archer Daniels Midland Co.	1,856,000
84,500	[1]	Asbury Automotive Group, Inc.	2,066,870
53,800	[1]	AT&T, Inc.	2,115,467
54,100		Atmos Energy Corp.	1,690,084
46,100	[1]	Bank of America Corp.	2,423,938
105,000	[1,2]	BEA Systems, Inc.	1,294,650
76,900		Bebe Stores, Inc.	1,424,188
83,500		CBRE Realty Finance, Inc.	1,379,420
64,100		Citigroup, Inc.	3,533,833
64,600	[1]	ConocoPhillips	4,290,086
34,600	[1]	Dominion Resources, Inc.	2,870,416
12,100		Douglas Emmett, Inc. (REIT)	331,056
62,900	[1]	Exxon Mobil Corp.	4,660,890
44,300	[1]	H.J. Heinz Co.	2,087,416
169,300		Highland Hospitality Corp. (REIT)	2,688,484
19,500		Intl. Business Machines Corp.	1,933,425
37,200		Johnson & Johnson	2,484,960
47,700		Loews Corp. - Carolina Group	3,269,358
67,600		McDonald’s Corp.	2,998,060
43,900		Merck & Co., Inc.	1,964,525
52,900	[2]	MGM Mirage	3,701,413
84,500	[1]	Microsoft Corp.	2,607,670
70,000		Motorola, Inc.	1,389,500
21,800		Nike, Inc.	2,154,058
42,000		PepsiCo, Inc.	2,740,080
47,900		Rohm & Haas Co.	2,493,674
41,100		Starwood Hotels & Resorts Worldwide, Inc.	2,572,038
43,800		Strategic Hotels & Resorts, Inc. (REIT)	942,576
31,100		Stryker Corp.	1,926,334

BlackRock Global Opportunities Equity Trust (BOE) (continued)
(Percentage of Net Assets)

Shares	Description	Value

	United States—(cont’d)
23,400	Textron, Inc.	$2,180,178
53,200	UST, Inc.	3,055,808
48,500 [2]	Waters Corp.	2,749,465
117,200	Windstream Corp.	1,743,936
22,100 [2]	Zimmer Holdings, Inc.	1,861,262

	Total United States	97,341,914

	Total Common Stocks	321,336,569

	Preferred Stock—0.5%
	Germany—0.5%
1,400	Porsche AG, 0.60%	1,773,565

	Total Long-Term Investments (cost $284,724,920)	323,110,134

	SHORT-TERM INVESTMENTS—4.7%
	Money Market Fund—2.0%
6,885,089	Fidelity Institutional Money Market Prime Portfolio	6,885,089

Principal
Amount

	U.S. Government and Agency Discount Notes—2.7%
$9,200,000 [4]	Federal Home Loan Bank Discount Notes, 5.00%, 2/01/07	9,200,000

	Total Short-Term Investments (cost $16,085,089)	16,085,089

	Total investments before outstanding options written (cost $300,810,0095)	339,195,223

Contracts

	OUTSTANDING OPTIONS WRITTEN—(1.2)%
	OUTSTANDING CALL OPTIONS WRITTEN—(1.2)%
(110)	A.G. Edwards, Inc., strike price $70, expires 03/19/07	(8,250)
(130)	Abbott Laboratories, strike price $55, expires 03/19/07	(7,150)
(25)	Abbott Laboratories, strike price $55, expires 05/21/07	(3,000)
(110)	AEM S.p.A., strike price 2.50 EUR, expires 03/16/07	(26,380)
(85)	Akamai Technologies, Inc., strike price $55, expires 02/19/07	(23,375)
(65)	Akamai Technologies, Inc., strike price $60, expires 05/21/07	(22,750)
(84,000)	Alaska Communications Systems Group, Inc., strike price $15.65, expires 02/16/07	(57,876)
(33,000)	Alaska Communications Systems Group, Inc., strike price $16.07, expires 03/16/07	(22,143)
(70)	Alcon, Inc., strike price $120, expires 02/19/07	(14,700)
(20)	Alcon, Inc., strike price $120, expires 03/19/07	(6,800)
(110)	Alexion Pharmaceuticals, Inc., strike price $45, expires 02/19/07	(3,300)
(135)	Alliance Bernstein Holdings LP, strike price $90, expires 03/19/07	(28,350)
(160)	Alltel Corp., strike price $60, expires 02/19/07	(37,600)
(7,400)	Alstom, strike price 96.24 EUR, expires 02/21/07	(16,231)
(50)	Altria Group, Inc., strike price $85, expires 03/19/07	(20,000)
(3,000)	Altria Group, Inc., strike price $87.11, expires 02/16/07	(4,452)
(6,800)	Altria Group, Inc., strike price $87.75, expires 04/20/07	(17,857)
(140)	Amgen, Inc., strike price $72.50, expires 02/19/07	(4,200)
(115)	Archer Daniels Midland Co., strike price $35, expires 02/19/07	(2,300)
(146,500)	Arriva Plc, strike price 7.74 GBP, expires 03/27/07	(31,532)
(84,500)	Asbury Automotive Group, Inc., strike price $23.69, expires 02/16/07	(83,064)
(90)	ASML Holding N.V., strike price $26, expires 03/23/07	(7,273)
(190)	ASML Holding N.V., strike price $26.25, expires 02/23/07	(6,217)
(220)	AT&T, Inc., strike price $35, expires 02/19/07	(61,600)
(21,600)	Atmos Energy Corp., strike price $31.79, expires 03/30/07	(9,580)
(100)	AXA S.A., strike price 32 EUR, expires 02/19/07	(10,818)
(16,600)	AXA S.A., strike price 32.79 EUR, expires 03/27/07	(22,051)
(185)	Bank of America Corp., strike price $55, expires 03/19/07	(3,700)
(175)	Barrick Gold Corp., strike price $30, expires 02/19/07	(7,875)
(175)	Barrick Gold Corp., strike price $30, expires 04/23/07	(24,675)
(290,000)	Brit Insurance Holdings Plc, strike price 3.17 GBP, expires 03/27/07	(47,781)
(25)	Canadian Imperial Bank of Commerce, strike price 100 CAD, expires 02/19/07	(3,824)
(10,000)	Canadian Imperial Bank of Commerce, strike price 101.93 CAD, expires 03/28/07	(17,620)
(78,300)	Cattles Plc, strike price 4.53 GBP, expires 03/27/07	(6,673)
(33,400)	CBRE Realty Finance, Inc., strike price $16.11, expires 03/16/07	(22,712)
(12,700)	Cia Energetica de Minas Gerais (ADR), strike price $48.81, expires 03/16/07	(20,579)

BlackRock Global Opportunities Equity Trust (BOE) (continued)
(Percentage of Net Assets)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(24,600)	Citigroup, Inc., strike price $55, expires 03/30/07	$(31,269)
(235,000)	Cobham Plc, strike price 2.05 GBP, expires 04/03/07	(47,062)
(180)	ConocoPhillips, strike price $68, expires 02/23/07	(18,565)
(80)	ConocoPhillips, strike price $70, expires 05/21/07	(19,200)
(52,900)	Credito Emiliano S.p.A., strike price 11.30 EUR, expires 03/27/07	(29,778)
(16,000)	Daito Trust Construction Co. Ltd., strike price 5,857.22 JPY, expires 03/08/07	(21,191)
(39,000)	Danske Bank A/S, strike price 250 DKK, expires 03/27/07	(77,935)
(118,000)	De La Rue Plc, strike price 6.61 GBP, expires 03/27/07	(56,774)
(252,000)	Debenhams Plc, strike price 1.91 GBP, expires 03/27/07	(1,748)
(60)	Deutsche Bank AG, strike price 105 EUR, expires 02/19/07	(34,174)
(6,000)	Deutsche Bank AG, strike price 110 EUR, expires 04/03/07	(24,790)
(122,300)	Diageo Plc, strike price 9.95 GBP, expires 03/27/07	(45,966)
(6,000)	Dominion Resources, Inc., strike price $82.50, expires 03/30/07	(11,184)
(113)	Dominion Resources, Inc., strike price $85, expires 04/23/07	(9,040)
(3,000)	Dominion Resources, Inc., strike price $86, expires 05/18/07	(3,879)
(104)	E.ON AG, strike price 105 EUR, expires 02/16/07	(30,770)
(100)	Enel S.p.A., strike price 8 EUR, expires 02/19/07	(11,163)
(65,000)	Eni S.p.A., strike price 25.09 EUR, expires 03/27/07	(38,717)
(11,200)	Eurocastle Investment Ltd., strike price 39.21 EUR, expires 02/21/07	(30,886)
(100)	Exxon Mobil Corp., strike price $75, expires 03/19/07	(18,000)
(68)	Exxon Mobil Corp., strike price $75, expires 04/23/07	(17,680)
(180)	Exxon Mobil Corp., strike price $80, expires 02/19/07	(900)
(46,000)	Fortum Oyj, strike price 20.60 EUR, expires 03/27/07	(68,452)
(33,000)	Gerdau S.A. (ADR), strike price $16.63, expires 02/16/07	(16,816)
(245)	Gerdau S.A. (ADR), strike price $17.50, expires 03/19/07	(12,250)
(32,000)	Gestevision Telecinco S.A., strike price 21.37 EUR, expires 03/27/07	(17,921)
(80)	H.J. Heinz Co., strike price $46.25, expires 02/23/07	(10,022)
(97)	H.J. Heinz Co., strike price $47, expires 03/23/07	(13,058)
(25,000)	Hannover Rueckversicherung AG, strike price 34.83 EUR, expires 03/27/07	(30,539)
(23,300)	Hannover Rueckversicherung AG, strike price 35.34 EUR, expires 03/27/07	(22,101)
(16,000)	Highland Hospitality Corp. (REIT), strike price $14.30, expires 02/16/07	(25,813)
(51,700)	Highland Hospitality Corp. (REIT), strike price $15.70, expires 03/16/07	(29,004)
(41,000)	ING Groep N.V., strike price 34.48 EUR, expires 04/03/07	(38,475)
(9,800)	Intl. Business Machines Corp., strike price $102, expires 03/23/07	(10,266)
(48,000)	IVG Immobilien AG, strike price 37.57 EUR, expires 04/03/07	(50,674)
(15,000)	Johnson & Johnson, strike price $68.65, expires 03/16/07	(5,940)
(10,300)	K&S AG, strike price 82.42 EUR, expires 04/03/07	(61,532)
(122,000)	Kelda Group Plc, strike price 9.36 GBP, expires 04/03/07	(100,540)
(246,000)	Kimberly-Clark de Mexico S.A.B. de C.V., strike price 49.35 MXN, expires 03/23/07	(28,395)
(296,900)	Legal & General Group Plc, strike price 1.60 GBP, expires 03/27/07	(24,313)
(90)	Linde AG, strike price 84 EUR, expires 04/20/07	(34,252)
(84,000)	Lindex AB, strike price 97.34 SEK, expires 04/03/07	(61,278)
(85)	Loews Corp. - Carolina Group, strike price $65, expires 02/19/07	(34,000)
(105)	Loews Corp. - Carolina Group, strike price $70, expires 03/19/07	(12,600)
(200)	McDonald’s Corp., strike price $45, expires 02/16/07	(8,000)
(140)	McDonald’s Corp., strike price $45, expires 03/19/07	(11,200)
(175)	Merck & Co., Inc., strike price $45, expires 02/19/07	(11,375)
(50)	Merck & Co., Inc., strike price $47.50, expires 03/19/07	(1,000)
(90)	MGM Mirage, strike price $60, expires 02/19/07	(93,600)
(120)	MGM Mirage, strike price $70, expires 03/19/07	(38,400)
(100)	MGM Mirage, strike price $75, expires 03/19/07	(17,000)
(38,500)	Microsoft Corp., strike price $31.50, expires 03/30/07	(23,215)
(125)	Microsoft Corp., strike price $32.50, expires 04/23/07	(6,250)
(160)	Mizuho Financial Group, Inc., strike price 879,373.57 JPY, expires 03/08/07	(24,169)
(140)	Motorola, Inc., strike price $20, expires 03/19/07	(8,400)
(4,600)	Nestle S.A., strike price 446.42 CHF, expires 04/03/07	(68,576)
(90)	Nike, Inc., strike price $100, expires 02/19/07	(10,800)
(20)	Nike, Inc., strike price $100, expires 03/19/07	(4,000)
(10,000)	Nissan Motor Co. Ltd. (ADR), strike price $24.68, expires 02/16/07	(5,556)
(27,000)	Nissan Motor Co. Ltd. (ADR), strike price $24.75, expires 03/16/07	(22,133)
(70,000)	Nordea Bank AB, strike price 107.39 SEK, expires 03/27/07	(48,100)
(21,000)	Oriflame Cosmetics S.A., strike price 276 SEK, expires 03/27/07	(49,573)
(23,200)	Orkla ASA, strike price 354.74 NOK, expires 03/27/07	(89,439)
(17,000)	PepsiCo, Inc., strike price $63.50, expires 02/16/07	(35,394)
(50)	PetroChina Co. Ltd. (ADR), strike price $135, expires 03/19/07	(8,000)

BlackRock Global Opportunities Equity Trust (BOE) (continued)
(Percentage of Net Assets)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(85)	PetroChina Co. Ltd. (ADR), strike price $140, expires 02/19/07	$(2,125)
(55)	Petroleo Brasileiro S.A. (ADR), strike price $100, expires 02/19/07	(8,525)
(60)	Petroleo Brasileiro S.A. (ADR), strike price $105, expires 04/23/07	(14,700)
(255)	Philippine Long Distance Telephone Co. (ADR), strike price $50, expires 02/19/07	(96,900)
(27,200)	Piraeus Bank S.A., strike price 26.98 EUR, expires 03/27/07	(51,656)
(500)	Porsche AG, strike price 1 EUR, expires 03/27/07	(6,445)
(81,900)	Rexam Plc, strike price 5.62 GBP, expires 03/27/07	(12,329)
(16)	Rio Tinto Plc, strike price 29 GBP, expires 02/16/07	(5,658)
(156)	Rodamco Europe N.V., strike price 98 EUR, expires 03/16/07	(140,293)
(190)	Rohm & Haas Co., strike price $55, expires 04/23/07	(17,100)
(140)	Royal Dutch Shell Plc (ADR), strike price $70, expires 03/19/07	(11,200)
(19,000)	Royal Dutch Shell Plc (ADR), strike price $72, expires 02/16/07	(1,362)
(375)	SBM Offshore N.V., strike price 27 EUR, expires 02/16/07	(26,882)
(5,500)	Schneider Electric S.A., strike price 95 EUR, expires 03/16/07	(15,082)
(100,000)	Scottish & Southern Energy Plc, strike price 14.78 GBP, expires 03/27/07	(141,589)
(50,000)	Skanska AB, strike price 147.29 SEK, expires 04/03/07	(22,025)
(63,500)	Smiths Group Plc, strike price 9.85 GBP, expires 03/27/07	(119,145)
(10,700)	Societe Generale, strike price 135.85 EUR, expires 04/30/07	(76,577)
(150)	Starwood Hotels & Resorts Worldwide, Inc., strike price $65, expires 02/19/07	(7,500)
(157,000)	Storebrand ASA, strike price 87.36 NOK, expires 04/03/07	(73,911)
(43,800)	Strategic Hotels & Resorts, Inc. (REIT), strike price $20.98, expires 03/16/07	(46,633)
(125)	Stryker Corp., strike price $60, expires 03/19/07	(41,250)
(80)	Sumitomo Mitsui Financial Group, Inc., strike price 1,235,811.60 JPY, expires 03/08/07	(19,186)
(14,300)	Svenska Cellulosa AB, strike price 383 SEK, expires 04/03/07	(17,783)
(5,200)	Syngenta AG, strike price 236.11 CHF, expires 04/03/07	(28,283)
(87,700)	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR), strike price $11.25, expires 03/16/07	(23,197)
(79,000)	Tate & Lyle Plc, strike price 6.38 GBP, expires 04/03/07	(13,656)
(70)	Teck Cominco Ltd., Class B, strike price 95 CAD, expires 05/21/07	(20,819)
(70)	Teck Cominco Ltd., Class B, strike price 98 CAD, expires 02/19/07	(625)
(110)	TELUS Corp., strike price 58 CAD, expires 02/19/07	(1,869)
(160)	TELUS Corp., strike price 58 CAD, expires 03/19/07	(7,818)
(95)	Textron, Inc., strike price $100, expires 02/19/07	(1,425)
(66,000)	Truworths Intl. Ltd., strike price 31.74 ZAR, expires 03/28/07	(27,849)
(97,000)	Truworths Intl. Ltd., strike price 35.75 ZAR, expires 04/03/07	(13,028)
(150)	UBS AG, strike price 78 CHF, expires 03/16/07	(25,811)
(154,000)	Unicredito Italiano S.p.A., strike price 6.68 EUR, expires 02/21/07	(92,229)
(165,000)	United Utilities Plc, strike price 7.67 GBP, expires 03/27/07	(75,080)
(15,000)	UST, Inc., strike price $58, expires 03/30/07	(20,940)
(12,000)	UST, Inc., strike price $58.12, expires 02/16/07	(8,404)
(60)	UST, Inc., strike price $60, expires 04/23/07	(5,700)
(70)	Vodafone Group Plc (ADR), strike price $27.50, expires 04/23/07	(18,550)
(190)	Vodafone Group Plc (ADR), strike price $30, expires 03/19/07	(14,250)
(30,700)	Wartsila Oyj, B Shares, strike price 41.45 EUR, expires 03/27/07	(115,146)
(13,000)	Waters Corp., strike price $54.27, expires 03/16/07	(39,112)
(33,500)	Whitbread Plc, strike price 17.02 GBP, expires 03/27/07	(25,338)
(420)	Windstream Corp., strike price $14, expires 02/05/07	(36,900)
(90)	Zimmer Holdings, Inc., strike price $80, expires 02/19/07	(45,000)
(35)	Zimmer Holdings, Inc., strike price $85, expires 03/19/07	(6,650)

	Total Outstanding Call Options Written (premium received ($3,561,629))	(4,230,915)

	OUTSTANDING PUT OPTIONS WRITTEN—0.0%
(63)	Alexion Pharmaceuticals, Inc., strike price $40, expires 02/19/07	(5,040)
(80)	Siemens AG, strike price 84 EUR, expires 02/16/07	(12,304)

	Total Outstanding Put Options Written (premium received ($14,533))	(17,344)

	Total outstanding options written (premium received ($3,576,162))	(4,248,259)

	Total investments net of outstanding options written—97.0%	$334,946,964
	Other assets in excess of liabilities—3.0%	10,277,776

	Net Assets—100.0%	$345,224,740

[1]	Security, or a portion thereof, pledged as collateral for outstanding options written.
[2]	Non-income producing security.
[3]	Security is fair valued.
[4]	Rate shown is the yield to maturity as of the date of purchase.

BlackRock Global Opportunities Equity Trust (BOE) (continued)
(Percentage of Net Assets)

[5]	Cost for federal income tax purposes is $302,464,497. The net unrealized appreciation on a tax basis is $36,730,726, consisting of $38,738,484 gross unrealized appreciation and $2,007,758 gross unrealized depreciation.

KEY TO ABBREVIATIONS
ADR	— American Depositary Receipt	JPY	— Japanese Yen
AUD	— Australian Dollar	MXN	— Mexican Peso
CAD	— Canadian Dollar	NOK	— Norwegian Krone
CHF	— Swiss Franc	REIT	— Real Estate Investment Trust
DKK	— Danish Krone	SEK	— Swedish Krona
EUR	— Euro	SGD	— Singapore Dollar
GBP	— British Pound	ZAR	— South African Rand
HKD	— Hong Kong Dollar

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BlackRock Global Opportunities Equity Trust

By: /s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: March 28, 2007

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: March 28, 2007

By: /s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: March 28, 2007